Property, Plant and Equipment - Composition of Assets Grouped by Major Classifications (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Cost:
Cost of property, plant and equipment	$ 465,344	$ 442,694
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	255,383	236,452
Depreciated cost	209,961	206,242
Land [Member]
Cost:
Cost of property, plant and equipment	7,628	7,628
Buildings [Member]
Cost:
Cost of property, plant and equipment	187,570	183,496
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	78,150	71,279
Leasehold Improvements [Member]
Cost:
Cost of property, plant and equipment	3,383	2,291
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	1,847	1,689
Machinery and Equipment [Member]
Cost:
Cost of property, plant and equipment	212,480	200,375
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	144,437	135,801
Computer Software and Equipment [Member]
Cost:
Cost of property, plant and equipment	39,156	33,789
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	20,857	18,294
Motor Vehicles [Member]
Cost:
Cost of property, plant and equipment	80	215
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	80	215
Furniture, Fixtures and Office Equipment [Member]
Cost:
Cost of property, plant and equipment	15,047	14,900
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	$ 10,012	$ 9,174